PREPAYMENTS AND OTHER CURRENT ASSETS	12 Months Ended
Dec. 31, 2019
PREPAYMENTS AND OTHER CURRENT ASSETS.
PREPAYMENTS AND OTHER CURRENT ASSETS

6.   PREPAYMENTS AND OTHER CURRENT ASSETS

As of December 31, 2018 and 2019, VAT prepayments amounting to RMB697,112 and RMB1,067,858 (US$153,388), respectively, are included in prepayments and other current assets.